CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Current assets:
Cash and cash equivalents	$ 17,749,358	111,712,682	544,427,828	508,778,014
Restricted cash			10,000,000
Short-term investments	30,776,770	193,705,911	150,000,000	80,000,000
Notes receivable	95,330	600,000	5,892,690	1,937,450
Accounts receivable, net	1,169,836	7,362,830	991,024	375,568
Prepaid expenses and other current assets	14,880,361	93,655,505	41,794,343	66,560,752
Total current assets	64,671,655	407,036,928	753,105,885	657,651,784
Property and equipment, net	9,090,650	57,215,642	58,602,500	55,464,401
Total assets	73,762,305	464,252,570	811,708,385	713,116,185
Current liabilities:
Accounts payable	11,188,490	70,419,236	156,494,604	50,446,460
Customer advances	4,459,366	28,066,802	39,311,493	20,657,147
Dividend payable	26,150,628	164,589,438
Accrued expenses and other current liabilities	3,867,815	24,343,641	24,804,884	17,776,049
Taxes payable	2,522,202	15,874,490	29,238,039	20,519,899
Amount due to related parties	1,729,246	10,883,700	53,237,048	127,068,624
Total current liabilities	49,917,747	314,177,307	303,086,068	236,468,179
Total liabilities	49,917,747	314,177,307	303,086,068	236,468,179
Commitments and contingencies
Shareholder's equity:
Ordinary shares (US$0.001 par value; 3,000,000,000 shares authorized as of December 31, 2009, 2010 and 2011; 716,375,000 issued and outstanding as of December 31, 2009; 788,332,360 issued and outstanding as of December 31, 2010, 751,697,920 issued and outstanding as of December 31, 2011	815,478	5,132,534	5,381,321	4,893,500
Additional paid-in capital	16,666,338	104,896,262	361,736,018	332,354,066
Accumulated other comprehensive income	2,208	13,900
Repurchased Shares to be cancelled, at cost (nil as of December 31, 2009 and 2011; 13,860,000 shares as of December 31, 2010)			(9,529,124)
Statutory reserves	3,972,100	25,000,000	25,000,000	25,000,000
Retained earnings	2,388,434	15,032,567	126,034,102	114,400,440
Total shareholder's equity	23,844,558	150,075,263	508,622,317	476,648,006
Total liabilities and shareholder's equity	$ 73,762,305	464,252,570	811,708,385	713,116,185